Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes
Note 16 - Income Taxes
Loss before income taxes for the years ended December 31, 2021 and 2020 are as follows:

	Year Ended December 31,
	2021	2020
	(in thousands)
United States	$(274,572)	$(70,546)
Foreign	(1,747)	$—
Loss before income taxes	$(276,319)	$(70,546)
The provision for income taxes for the years ended December 31, 2021 and 2020 was immaterial, and the individual components (current and deferred, federal and state) were all individually immaterial as well.

	Year Ended December 31,
	2021	2020
	(in thousands)
Current:
Federal	$—	$—
State	24	9
International	15	—
Deferred:
Federal	—	—
State	—	—
Total income tax provision	$39	$9
The difference between the tax provision at the statutory federal income tax rate and the provision for (benefit from) income tax as a percentage of loss before income taxes (effective tax rate) for the years ended December 31, 2021 and 2020 was as follows:

	Year Ended December 31,
	2021	2020
	(in thousands)
Benefit from income taxes at U.S. federal statutory rate	$(58,027)	$(15,415)
State statutory rate	(12,014)	(2,916)
Foreign tax rate at statutory rate	15	—
Foreign tax rate differential	(207)	—
Change in valuation allowance	65,996	19,235
Stock-based compensation	1,987	442
Permanent differences	2,010	38
Alternative fuel vehicle credit	(2,706)	(1,384)
Other	2,985	9
Total provision for (benefit from) income taxes	$39	$9
The Company’s effective tax rate differs from the federal statutory rate primarily due to the change in valuation allowance, stock-based compensation, true-up of the prior year net operating loss (“NOL”), and the alternative fuel credit.
The components of net deferred tax assets as of December 31, 2021 and 2020 consisted of the following:

	Year Ended December 31,
	2021	2020
	(in thousands)
Deferred tax assets:
Net operating loss carryovers	$67,756	$35,596
Accruals, deferrals, and reserves	5,775	2,418
Operating lease liabilities	18,446	13,599
Stock compensation	32,601	196
Credits	11,502	8,796
Gross deferred tax assets	136,080	60,605
Valuation allowance	(111,613)	(45,617)
Gross deferred tax assets after valuation allowance	$24,467	$14,988
Deferred tax liabilities
Fixed Assets and intangibles	$(5,068)	$(2,930)
Operating lease right-of-use assets	(19,399)	(12,058)
Gross deferred tax liabilities	$(24,467)	$(14,988)
Net deferred tax assets	$—	$—
Management regularly assesses the ability to realize deferred tax assets recorded based upon the weight of available evidence, including such factors as recent earnings history and expected future taxable income on a jurisdiction-by-jurisdiction basis. In the event that the Company changes its determination as to the amount of realizable deferred tax assets, the Company will adjust its valuation allowance with a corresponding impact to the provision for income taxes in the period in which such determination is made. During the years ended December 31, 2021 and 2020, the valuation allowance increased by $66.0 million and $19.2 million, respectively.
Utilization of the net operating loss and tax credit carryforwards may be subject to a substantial annual limitation due to the “ownership change” limitations provided by Section 382 and 383 of the Internal Revenue Code of 1986, as amended, and other similar state provisions. Any annual limitation may result in the expiration of net operating loss and tax credit carryforwards before utilization.
As of December 31, 2021, the Company had federal and state NOL carryforwards of approximately $268.8 million and $215.3 million (post apportionment), respectively, as reported on its tax returns available to reduce future taxable income, if any. If not utilized, these federal and state NOL carryforwards will begin to expire in the year ending December 31, 2036. As a result of the Tax Cuts and Jobs Act of 2017, $251.2 million in federal NOL carryforwards do not have an expiration date. As of December 31, 2021, the Company also has Alternative Fuel Vehicle Credit carryforwards of $11.5 million that will begin to expire in the year ending December 31, 2035 if not utilized.
The Company accounts for uncertain tax positions in accordance with accounting standards which clarifies the accounting for uncertainty in income taxes in an enterprise’s financial statements by defining the criterion that an individual tax position must meet for any part of the benefit of that position to be recognized in an enterprise’s financial statements. The accounting standard prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken on a tax return as well as guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. As of December 31, 2021, the Company has recorded $2.0 million in uncertain tax position related to deferred revenue.
The Company’s policy is to include penalties and interest related to income tax matters within the Company’s benefit from (provision for) income taxes. As of December 31, 2021, the Company had no material accrued interest and penalties related to uncertain tax positions.
The 2018 through 2021 tax years generally remain subject to examination by U.S. federal and most state tax authorities.